DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this semi-annual report for the Dreyfus Stock Index Fund for the six-month period ended June 30, 1998. Over this period, your Fund produced a total return of 17.51%.* This compares with a total return of 17.72%** for the Standard & Poor's 500 Composite Stock Price Index, which the Fund is designed to mirror. The difference is accounted for by transaction costs and other Fund expenses.

ECONOMIC REVIEW

  Fears of Federal Reserve Board tightening appear to have eased due to accumulating evidence of slower overall economic growth since the spring. Monetary tightening has been deterred by the Asian financial crisis. The Fed's main domestic concern is that the tight labor market has begun to fuel faster wage growth across many industries. However, rising wages have still not meant rising prices. Instead, this cost-price mix threatens to further erode corporate profit margins. Market interest rates have already reflected the slower economy,
and    the    interest    rate    curve    has    become    quite    flat.

  The shift to slower economic growth this spring is largely due to the drag from Asia's recession, but may well be reinforced this summer by the multiplier impacts of the General Motors strike. Among broader economic factors, the trade deficit has widened sharply due to both weak exports and strong growth in imports. Also, inventories soared earlier this year, potentially creating some drag on future production. However, slowing industrial output has largely been met by shortening the manufacturing work week, not by cutting jobs. Hence, the shift to slower growth has not relieved the tightness in the labor market. Instead, the virtual absence of bad news has left consumers to enjoy the benefits of rising real wages and lower interest rates that, in turn, have boosted spending and home ownership.

  Although growth in corporate profits has slowed in many sectors in the past year, consensus estimates of future profit growth continue to be cut by many analysts. Profit margins had already begun to shrink under the weight of rising labor costs, making companies' reported profits increasingly dependent on growth of sales. Overall profits could thus prove quite vulnerable to a period of significantly slower economic growth.

  Virtually all Treasury market interest rates have already fallen near to the floor set by the Federal Funds rate. This implies that further substantial interest rate drops are unlikely unless the economy weakens enough to justify action by the Fed to ease credit.

MARKET OVERVIEW

  Measured broadly, the half-year ended June 30, 1998 was another period of solid advance for the stock market. Yet that general statement did not apply to
all    categories    of    stocks.

  To be sure, the S& P 500 achieved a new record of 17.72% at the end of the six-month period. The Dow Jones Industrial Average (DJIA), while it didn't reach its all-time record, nonetheless gained 14.16% for the six months, closing the half-year above 9000. Small and medium size stocks, however, underperformed the large cap issues. The Standard & Poor's MidCap 400 Index gained just 8.63% for the half-year, and the Russell 2000 index of small cap issues advanced a mere 4.93%.

  The first calendar quarter provided most of the strength for the six months, particularly among the large cap companies. In the April-June quarter, the S&P 500 gained 3.32% and the DJIA 2.15%, while the Russell 2000 actually dropped by 4.66%.

Stock categories that were strongest during the half-year included financials, particularly banks, brokerages, insurance and diversified financial services; technology, especially communications and computer issues; and cyclical consumer stocks such as advertising, airlines, automotive, broadcasting and home construction.

  The weak categories for the period included precious metals, oil drilling and oilfield suppliers, and some industrial issues.

Corporate profits dropped sharply from the strong pace of last year. According to the statistical service First Call, profits for stocks in the S&P 500 were expected to show a rise of just 2.3% for the second quarter, compared to 3.8% in the first quarter. Of course there were optimists forecasting a hefty rise in profits for later this year and early 1999, which could potentially propel stock prices upward. Yet most investors seemed preoccupied with the here and now, which included the strike at General Motors plants and the continuing fallout from financial troubles in Japan and Southeast Asia.

  As expected, the Fed at its last meeting made no change in interest rates, even though inflationary pressures are a constant worry for the Fed. The reason for their inaction may well have been the precarious state of some economies elsewhere in the world and the desire not to precipitate a major correction in the US stock market. Even so, the Fed thought it timely to issue a stern warning to banks not to become over-extended with unwise loans, which happened in the 1980s.

  Despite warnings like this, and that stock prices are extremely high historically in relation to earnings and cash flow, investors still appeared eager to own equities. Moreover, surveys of consumer sentiment continued to show that the average consumer was more confident about the future than had been the case in a generation.

  We thank you for your interest in this Dreyfus-managed Fund and look forward to continuing to serve your investment needs.

               Sincerely,





               [Steven Falci, signature logo]

               Portfolio Manager

July 17, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid. The Portfolio's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

** SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.



DREYFUS STOCK INDEX FUND
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                             JUNE 30, 1998 (UNAUDITED)

                  Shares    COMMON STOCKS--96.0%                                                                   Value
              ____________                                                                                      _______________

                             Basic Industries--3.7%

                   68,300    Air Products & Chemicals                                                           $     2,732,000

                    11,80    Armstrong World Industries                                                                 795,025

                   29,800    Avery Dennison                                                                           1,601,750

                    8,800    Ball                                                                                       353,650

                   15,400    Bemis                                                                                      629,475

                   16,300    Boise Cascade                                                                              533,825

                   17,200    Centex                                                                                     649,300

                   27,900    Champion International                                                                   1,372,331

                   67,100    Corning                                                                                  2,331,725

                   37,300    Crown Cork & Seal                                                                        1,771,750

                   65,800    Dow Chemical                                                                             6,362,038

                  328,500    duPont (E.I.)
                                        de Nemours & Co.                                                             24,514,313

                   22,800     Eastman Chemical                                                                        1,419,300

                   41,900     Engelhard                                                                                 848,475

                   10,100 (a) FMC                                                                                       688,694

                   24,300     Fluor                                                                                   1,239,300

                   60,600     Fort James                                                                              2,696,700

                   49,800     Fortune Brands                                                                          1,914,188

                   26,900     Georgia Pacific                                                                         1,585,419

                   21,600     Grace (W.R.) & Co.                                                                        368,550

                   17,400     Great Lakes Chemical                                                                      686,213

                   28,000     Hercules                                                                                1,151,500

                   87,800     International Paper                                                                     3,775,400

                   11,300     Kaufman & Broad Home                                                                      358,775

                   31,800     Louisiana Pacific                                                                         580,350

                   48,000     Masco                                                                                   2,904,000

                   30,400     Mead                                                                                      965,200

                  172,144     Monsanto                                                                                9,618,546

                   37,800     Morton International                                                                      945,000

                   19,300     Nalco Chemical                                                                            677,913

                   44,800 (a) Owens-Illinois                                                                          2,004,800

                   51,700     PPG Industries                                                                          3,596,381

                    8,400     Potlach                                                                                   352,800

                   45,800     Praxair                                                                                 2,144,013

                   17,800     Rohm & Haas                                                                             1,850,088

                   23,912     Sealed Air                                                                                878,766

                   50,200     Sherwin-Williams                                                                        1,662,875

                   29,100     Sigma-Aldrich                                                                           1,022,138

                   28,800 (a) Stone Container                                                                           450,000

                   16,400     Temple-Inland                                                                             883,550

                   49,400     Tenneco                                                                                 1,880,288

                   20,200     Union Camp                                                                              1,002,425

                   35,800     Union Carbide                                                                           1,910,825

                   29,600     Westvaco                                                                                  836,200

                   57,900     Weyerhaeuser                                                                            2,674,256

                   32,300     Willamette Industries                                                                   1,033,600

                                                                                                                _______________

                                                                                                                    100,253,710

                                                                                                                _______________

                              Capital Goods--22.7%

                   63,900     AMP                                                                               $     2,196,563

                   19,900     Adobe Systems                                                                             844,506

                   41,200 (a) Advanced Micro Devices                                                                    702,975

                    8,200     Aeroquip-Vickers                                                                          478,675

                   56,832     Allegheny Teledyne                                                                      1,300,032

                  163,800     AlliedSignal                                                                            7,268,625

                   25,650 (a) Andrew                                                                                    463,303

                   38,500 (a) Apple Computer                                                                          1,104,469

                  106,300 (a) Applied Materials                                                                       3,135,850

                   56,000     Ascend Communications                                                                   2,775,500

                   13,500     Autodesk                                                                                  521,438

                   86,800     Automatic Data Processing                                                               6,325,550

                   63,800 (a) Bay Networks                                                                            2,057,550

                  290,124     Boeing                                                                                 12,928,651

                    7,200     Briggs & Stratton                                                                         269,550

                   53,500     Browning-Ferris Industries                                                              1,859,125

                   45,900 (a) Cabletron Systems                                                                         616,781

                   21,800     Case                                                                                    1,051,850

                  108,100     Caterpillar                                                                             5,715,788

                  235,248 (a) Cendant                                                                                 4,910,802

                   21,000 (a) Ceridian                                                                                1,233,750

                   11,600     Cincinnati Milacron                                                                       282,025

                  295,450 (a) Cisco Systems                                                                          27,199,866

                   47,100     Cognizant                                                                               2,967,300

                  479,772     Compaq Computer                                                                        13,613,531

                  158,525     Computer Associates
                                        International                                                                 8,808,045

                   45,300     Computer Sciences                                                                       2,899,200

                   35,100     Cooper Industries                                                                       1,928,306

                   13,350     Crane                                                                                     648,309

                   11,100     Cummins Engine                                                                            568,875

                   34,200 (a) DSC Communications                                                                      1,026,000

                   14,100 (a) Data General                                                                              210,619

                   72,500     Deere & Co.                                                                             3,833,438

                  189,500     Dell Computer                                                                          17,587,969

                   23,600     Deluxe                                                                                    845,175

                   64,600     Dover                                                                                   2,212,550

                   28,000     Dow Jones & Co                                                                          1,561,000

                   49,400     Dun & Bradstreet                                                                        1,784,575

                   13,200     EG&G                                                                                      396,000

                  144,000 (a) EMC                                                                                     6,453,000

                   21,200     Eaton                                                                                   1,648,300

                  128,700     Emerson Electric                                                                        7,770,263

                   43,600     Equifax                                                                                 1,583,225

                  124,300     First Data                                                                              4,140,744

                   11,800     Foster Wheeler                                                                            252,963

                   45,000 (a) Gateway 2000                                                                            2,278,125


DREYFUS STOCK INDEX FUND
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                 JUNE 30, 1998 (UNAUDITED)

                  Shares     COMMON STOCKS (continued)                                                               Value

              ____________                                                                                      _______________


                              Capital Goods (continued)

                   51,300     General Dynamics                                                                  $     2,385,450

                  950,000     General Electric                                                                       86,450,000

                   13,700     General Signal                                                                            493,200

                   51,850     Genuine Parts                                                                           1,792,066

                   20,900     Goodrich (B.F.)                                                                         1,037,163

                   28,800     Grainger (W.W.)                                                                         1,434,600

                  122,400     HBO & Co.                                                                               4,314,600

                   13,900     Harnischfeger Industries                                                                  393,544

                   23,200     Harris                                                                                  1,036,750

                  301,900     Hewlett-Packard                                                                        18,076,263

                   37,000     Honeywell                                                                               3,091,813

                   34,400     ITT Industries                                                                          1,285,700

                   39,100     Ikon Office Solutions                                                                     569,394

                   72,400     Illinois Tool Works                                                                     4,828,175

                   48,050     Ingersoll-Rand                                                                          2,117,203

                  474,900     Intel                                                                                  35,201,963

                  282,200     International Business
                                        Machines                                                                     32,400,088

                   36,600     Interpublic Group Cos                                                                   2,221,163

                   24,400     Johnson Controls                                                                        1,395,375

                   24,400 (a) KLA-Tencor                                                                                675,575

                   41,100 (a) LSI Logic                                                                                 947,869

                   56,400     Lockheed Martin                                                                         5,971,350

                  377,696     Lucent Technologies                                                                    31,419,586

                   17,500     McDermott International                                                                   602,656

                   61,400 (a) Micron Technology                                                                       1,523,488

                  706,800 (a) Microsoft                                                                              76,599,386

                   12,700     Millipore                                                                                 346,075

                  118,600     Minnesota Mining
                                        & Manufacturing                                                               9,747,438

                  173,300     Motorola                                                                                9,109,081

                   47,700 (a) National Semiconductor                                                                    629,044

                   12,500     National Service Industries                                                               635,938

                  151,100     Northern
                                    Telecommunications                                                                8,574,925

                   19,400     Northrop Grumman                                                                        2,000,625

                  101,900 (a) Novell                                                                                  1,299,225

                   47,000     Omnicom Group                                                                           2,344,125

                  285,650 (a) Oracle                                                                                  7,016,278

                   15,500     Owens-Corning                                                                             632,594

                   36,201     Pall                                                                                      742,121

                   74,500 (a) Parametric Technology                                                                   2,020,813

                   32,150     Parker-Hannifin                                                                         1,225,719

                   14,100     Perkin-Elmer                                                                              876,844

                   79,400     Pitney Bowes                                                                            3,821,125

                   24,600     Raychem                                                                                   727,238

                   98,300     Raytheon, Cl. B                                                                         5,811,988

                                Capital Goods (continued)

                   58,300     Rockwell International                                                            $     2,802,044

                   22,200     Ryder System                                                                              700,688

                   22,900     Scientific-Atlanta                                                                        581,088

                   70,300 (a) Seagate Technology                                                                      1,674,019

                   73,100     Service Corp. International                                                             3,134,163

                    7,600     Shared Medical Systems                                                                    558,125

                   54,500 (a) Silicon Graphics                                                                          660,813

                   17,650     Snap-On                                                                                   639,813

                   25,900     Stanley Works                                                                           1,076,469

                  109,600 (a) Sun Microsystems                                                                        4,760,750

                  102,900 (a) 3COM                                                                                    3,157,744

                   14,700     Tektronix                                                                                 520,013

                   52,700 (a) Tellabs                                                                                 3,774,638

                  113,300     Texas Instruments                                                                       6,606,806

                   47,700     Textron                                                                                 3,419,494

                   46,200 (a) Thermo Electron                                                                         1,579,463

                   16,000     Thomas & Betts                                                                            788,000

                   18,300     Timken                                                                                    563,869

                  166,100     Tyco International                                                                     10,464,300

                   72,400 (a) Unisys                                                                                  2,045,300

                   67,600     United Technologies                                                                     6,253,000

                  132,100     Waste Management                                                                        4,623,500

                   94,600     Xerox                                                                                   9,613,725

                                                                                                               ________________

                                                                                                                    616,084,176

                                                                                                               ________________

                              Consumer Cyclical--12.5%

                   71,300     Albertson's                                                                             3,694,231

                   21,100     American Greetings, Cl. A                                                               1,074,781

                   79,300     American Stores                                                                         1,918,069

                   44,200 (a) AutoZone                                                                                1,411,638

                   27,600     Black & Decker                                                                          1,683,600

                   28,900     Brunswick                                                                                 715,275

                  206,500     CBS                                                                                     6,556,375

                  110,900     CVS                                                                                     4,318,169

                  188,200     Chrysler                                                                               10,609,775

                   28,700     Circuit City Stores                                                                     1,345,313

                   35,800 (a) Clear Channel
                                     Communications                                                                   3,906,675

                  101,300     Comcast, Cl. A                                                                          4,112,147

                   31,300 (a) Consolidated Stores                                                                     1,134,625

                   22,900     Cooper Tire and Rubber                                                                    472,313

                   62,200 (a) Costco Cos.                                                                             3,922,488

                   30,500     Dana                                                                                    1,631,750

                  126,900     Dayton Hudson                                                                           6,154,650

                   43,100     Darden Restaurants                                                                        684,213

                   32,200     Dillard's, Cl. A                                                                        1,334,288

                  196,000     Disney (Walt)                                                                          20,592,250

                   42,300     Donnelley (R.R.) & Sons                                                                 1,935,225

DREYFUS STOCK INDEX FUND
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                 JUNE 30, 1998 (UNAUDITED)

                  Shares     COMMON STOCKS (continued)                                                               Value

              ____________                                                                                      _______________

                                   Consumer Cyclical (continued)

                   18,300     Echlin                                                                             $      897,844

                   60,900 (a) Federated Department
                                        Stores                                                                        3,277,181

                   10,600     Fleetwood Enterprises                                                                     424,000

                  348,300     Ford Motor                                                                             20,549,700

                   21,300 (a) Fruit of the Loom, Cl. A                                                                  706,894

                   82,300     Gannett                                                                                 5,848,444

                  114,900     Gap                                                                                     7,080,713

                   42,900 (a) General Instrument                                                                      1,166,344

                  205,300     General Motors                                                                         13,716,606

                   17,400     Giant Food, Cl. A                                                                         749,288

                   45,400     Goodyear Tire & Rubber                                                                  2,925,463

                   11,100     Great Atlantic & Pacific                                                                  366,994

                   20,500     Harcourt General                                                                        1,219,750

                   29,300 (a) Harrah's Entertainment                                                                    681,225

                   38,650     Hasbro                                                                                  1,519,428

                   72,700     Hilton Hotel                                                                            2,071,950

                  212,350     Home Depot                                                                             17,638,322

                   11,300     Jostens                                                                                   272,613

                  141,600 (a) K mart                                                                                  2,725,800

                   21,400 (a) King World Productions                                                                    545,700

                   23,000     Knight-Ridder                                                                           1,266,438

                   74,000 (a) Kroger                                                                                  3,172,750

                   65,400     Limited                                                                                 2,166,375

                   19,400     Liz Claiborne                                                                           1,013,650

                   11,200     Longs Drug Stores                                                                         323,400

                  101,600     Lowes                                                                                   4,121,150

                   74,100     Marriott International, Cl. A                                                           2,398,988

                   84,400     Mattel                                                                                  3,571,175

                   67,100     May Department Stores                                                                   4,395,050

                   27,600     Maytag                                                                                  1,362,750

                  199,900     McDonald's                                                                             13,793,100

                   28,700     McGraw-Hill Cos.                                                                        2,340,844

                  176,200     Mediaone Group                                                                          7,741,788

                   10,700     Mercantile Stores                                                                         844,631

                   15,300     Meredith                                                                                  718,144

                   52,100 (a) Mirage Resorts                                                                          1,110,381

                   25,800     Moore                                                                                     341,850

                   21,000 (a) Navistar International                                                                    606,375

                   27,900     New York Times, Cl. A                                                                   2,211,075

                   84,400     NIKE, Cl. B                                                                             4,109,225

                   22,400     Nordstrom                                                                               1,730,400

                   22,600     PACCAR                                                                                  1,180,850

                   72,600     Penney (J.C.)                                                                           5,249,888

                   18,400     Pep Boys-Manny,
                                        Moe & Jack                                                                      348,450

                   16,300 (a) Reebok International                                                                      451,306

                                   Consumer Cyclical (continued)

                   74,800     Rite Aid                                                                          $     2,809,675

                   10,600     Russell                                                                                   319,988

                  103,500     Seagram                                                                                 4,237,031

                  113,800     Sears, Roebuck & Co.                                                                    6,948,913

                    5,900     Springs Industries                                                                        272,138

                   17,400     Supervalu                                                                                 772,125

                   98,700     Sysco                                                                                   2,529,188

                   93,800     TJX                                                                                     2,262,925

                   35,800     TRW                                                                                     1,955,575

                   30,000     Tandy                                                                                   1,591,875

                  147,200 (a) Tele-Communications, Cl. A                                                              5,658,000

                  167,900     Time Warner                                                                            14,344,956

                   25,700     Times Mirror, Cl. A                                                                     1,615,888

                   82,400 (a) Toys R Us                                                                               1,941,550

                   35,700     Tribune                                                                                 2,456,606

                   44,060 (a) Tricon Global Restaurants                                                               1,396,151

                   35,500     V.F                                                                                     1,828,250

                   39,200     Venator Group                                                                             749,700

                  102,501 (a) Viacom, Cl. B                                                                           5,970,683

                  652,000     Wal-Mart Stores                                                                        39,609,000

                  143,800     Walgreen                                                                                5,940,738

                   38,400     Wendy's International                                                                     902,400

                   21,800     Whirlpool                                                                               1,498,750

                   43,200     Winn-Dixie Stores                                                                       2,211,300

                                                                                                               ________________

                                                                                                                    339,985,547

                                                                                                               ________________

                              Consumer Staples--10.2%

                   16,500     Alberto-Culver, Cl. B                                                                     478,500

                  142,200     Anheuser-Busch                                                                          6,710,063

                  165,913     Archer Daniels Midland                                                                  3,214,564

                   38,300     Avon Products                                                                           2,968,250

                   83,500     Bestfoods                                                                               4,848,219

                   20,000     Brown-Forman, Cl. B                                                                     1,285,000

                  132,500     Campbell Soup                                                                           7,039,063

                   30,000     Clorox                                                                                  2,861,250

                  718,000     Coca-Cola                                                                              61,389,000

                   85,900     Colgate-Palmolive                                                                       7,559,200

                  138,000     ConAgra                                                                                 4,372,875

                   10,800     Coors (Adolph), Cl. B                                                                     367,200

                   94,300     Eastman Kodak                                                                           6,889,794

                   37,500     Ecolab                                                                                  1,162,500

                   45,900     General Mills                                                                           3,138,413

                  325,200     Gillette                                                                               18,434,775

                  106,100     Heinz (H.J.)                                                                            5,954,863

                   41,500     Hershey Foods                                                                           2,863,500

                   31,700     International Flavors
                                        & Fragrances                                                                  1,376,969

                  119,300     Kellogg                                                                                 4,481,206

DREYFUS STOCK INDEX FUND
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                 JUNE 30, 1998 (UNAUDITED)

                  Shares     COMMON STOCKS (continued)                                                               Value

              ____________                                                                                      _______________

                              Consumer Staples (continued)

                  161,300     Kimberly-Clark                                                                    $     7,399,638

                    2,333     NACCO Industries, Cl. A                                                                   301,540

                   46,200     Newell                                                                                  2,301,338

                  440,400     PepsiCo                                                                                18,138,975

                  703,800     Philip Morris                                                                          27,712,125

                   70,900     Pioneer Hi-Bred International                                                           2,933,488

                   13,000     Polaroid                                                                                  462,313

                  389,700     Procter & Gamble                                                                       35,487,056

                   40,200     Quaker Oats                                                                             2,208,488

                   31,100     Ralston Purina Group                                                                    3,632,869

                   43,500     Rubbermaid                                                                              1,443,656

                  137,400     Sara Lee                                                                                7,685,813

                   17,700     Tupperware                                                                                497,813

                   53,500     UST                                                                                     1,444,500

                  185,800     Unilever                                                                               14,666,588

                   33,700     Wrigley, (Wm) Jr                                                                        3,302,600

                                                                                                               ________________

                                                                                                                    277,014,004

                                                                                                               ________________

                                   Energy--7.7%

                   26,600     Amerada Hess                                                                            1,444,713

                  282,700     Amoco                                                                                  11,767,388

                   17,400     Anadarko Petroleum                                                                      1,169,063

                   27,700     Apache                                                                                    872,550

                   21,900     Ashland                                                                                 1,130,588

                   93,100     Atlantic Richfield                                                                      7,273,438

                   49,200     Baker Hughes                                                                            1,700,475

                   51,290     Burlington Resources                                                                    2,208,676

                  190,600     Chevron                                                                                15,831,713

                   30,800     Coastal                                                                                 2,150,225

                   24,150     Columbia Energy Group                                                                   1,343,344

                   27,700     Consolidated Natural Gas                                                                1,630,838

                   51,000     Dresser Industries                                                                      2,247,188

                    5,900     Eastern Enterprises                                                                       252,963

                   95,400     Enron                                                                                   5,157,563

                  715,800     Exxon                                                                                  51,045,488

                   76,000     Halliburton                                                                             3,386,750

                   14,640     Helmerich & Payne                                                                         325,740

                   13,800     Kerr-McGee                                                                                798,675

                  227,700     Mobil                                                                                  17,447,513

                   14,000     Nicor                                                                                     561,750

                    9,000     ONEOK                                                                                     358,875

                   98,300     Occidental Petroleum                                                                    2,654,100

                   30,700 (a) Oryx Energy                                                                               679,238

                   13,800     Pennzoil                                                                                  698,625

                   10,200     Peoples Energy                                                                            393,975

                   76,400     Phillips Petroleum                                                                      3,681,525

                   25,100 (a) Rowan Cos.                                                                                487,881

                                   Energy (continued)

                  622,500     Royal Dutch Petroleum, A.D.R.                                                    $     34,120,781

                  144,500     Schlumberger                                                                            9,871,156

                   67,391     Sempra Energy                                                                           1,870,100

                   33,300     Sonat                                                                                   1,286,213

                   27,400     Sun                                                                                     1,063,463

                  159,100     Texaco                                                                                  9,496,281

                   73,644     Union Pacific Resources
                                        Group                                                                         1,293,373

                   71,600     Unocal                                                                                  2,559,700

                   83,700     USX-Marathon Group                                                                      2,871,956

                   15,800 (a) Western Atlas                                                                           1,341,025

                  119,300     Williams Cos.                                                                           4,026,375

                                                                                                               ________________

                                                                                                                    208,501,283

                                                                                                               ________________

                              Health Care--11.3%

                   24,800 (a) ALZA                                                                                    1,072,600

                  444,100     Abbott Laboratories                                                                    18,152,588

                   18,900     Allergan                                                                                  876,488

                  377,200     American Home Products                                                                 19,520,100

                   76,400 (a) Amgen                                                                                   4,994,650

                   16,500     Bard (C.R.)                                                                               628,031

                   16,000     Bausch & Lomb                                                                             802,000

                   81,300     Baxter International                                                                    4,374,956

                   35,500     Becton, Dickinson & Co.                                                                 2,755,688

                   32,400     Biomet                                                                                  1,071,225

                   56,500 (a) Boston Scientific                                                                       4,046,813

                  288,600     Bristol-Myers Squibb                                                                   33,170,963

                   31,800     Cardinal Health                                                                         2,981,250

                  187,950     Columbia/HCA Healthcare                                                                 5,474,044

                   43,800     Guidant                                                                                 3,123,488

                  114,300 (a) HEALTHSOUTH                                                                             3,050,381

                   47,600 (a) Humana                                                                                  1,484,525

                  390,400     Johnson & Johnson                                                                      28,792,000

                  322,000     Lilly (Eli)                                                                            21,272,125

                   21,200     Mallinckrodt Group                                                                        629,375

                   18,500     Manor Care                                                                                711,094

                  136,100     Medtronic                                                                               8,676,375

                  347,800     Merck & Co.                                                                            46,518,250

                  375,400     Pfizer                                                                                 40,801,288

                  147,300     Pharmacia & Upjohn                                                                      6,794,213

                  212,500     Schering-Plough                                                                        19,470,313

                   26,700 (a) St. Jude Medical                                                                          982,894

                   88,900 (a) Tenet Healthcare                                                                        2,778,125

                   22,000     U.S. Surgical                                                                           1,003,750

                   54,700     United Healthcare                                                                       3,473,450

                  237,100     Warner-Lambert                                                                         16,448,813

                                                                                                               ________________

                                                                                                                    305,931,855

                                                                                                               ________________

DREYFUS STOCK INDEX FUND
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                 JUNE 30, 1998 (UNAUDITED)

                  Shares     COMMON STOCKS (continued)                                                               Value

              ____________                                                                                      _______________

                              Interest Sensitive--17.4%

                   43,099     Aetna                                                                             $     3,280,911

                   31,800     Ahmanson (H.F.) & Co.                                                                   2,257,800

                  124,500     Allstate                                                                               11,399,531

                  134,900     American Express                                                                       15,378,600

                   73,715     American General                                                                        5,247,587

                  203,600     American International
                                        Group                                                                        29,725,600

                   48,650     Aon                                                                                     3,417,663

                  100,519     Associates First Capital, Cl. A                                                         7,727,398

                   84,400     BANKBOSTON                                                                              4,694,750

                   41,400     BB&T                                                                                    2,799,675

                  203,710     Banc One                                                                               11,369,564

                  109,300     Bank of New York                                                                        6,633,144

                  201,300     BankAmerica                                                                            17,399,869

                   28,400     Bankers Trust New York                                                                  3,296,175

                   32,600     Bear Stearns Cos.                                                                       1,854,125

                   15,400     Beneficial                                                                              2,359,088

                   64,500     CIGNA                                                                                   4,450,500

                   18,800     Capital One Financial                                                                   2,334,725

                  244,700     Chase Manhattan                                                                        18,474,850

                   49,400     Chubb                                                                                   3,970,525

                   47,800     Cincinnati Financial                                                                    1,834,325

                  132,600     Citicorp                                                                               19,790,550

                   45,700     Comerica                                                                                3,027,625

                   54,700     Conseco                                                                                 2,557,225

                   31,500     Countrywide Credit
                                        Industries                                                                    1,598,625

                  308,000     Federal National
                                        Mortgage Association                                                         18,711,000

                   76,125     Fifth Third Bancorp                                                                     4,795,875

                   84,500     First Chicago NBD                                                                       7,488,813

                  280,790     First Union                                                                            16,356,018

                   79,100     Fleet Financial Group                                                                   6,604,850

                   73,400 (a) Franklin Resources                                                                      3,963,600

                  201,800     Federal Home Loan
                                        Mortgage                                                                      9,497,213

                   22,800     General Re                                                                              5,779,800

                   16,500     Golden West Financial                                                                   1,754,156

                   39,500     Green Tree Financial                                                                    1,691,094

                   30,500     H&R Block                                                                               1,284,813

                   34,300     Hartford Financial
                                        Services Group                                                                3,923,063

                   93,200     Household International                                                                 4,636,700

                   55,500     Huntington Bancshares                                                                   1,859,250

                   30,850     Jefferson Pilot                                                                         1,787,372

                  127,500     Keycorp                                                                                 4,542,188

                   29,600     Lehman Brothers Holdings                                                                2,295,850

                                   Interest Sensitive (continued)

                   29,700     Lincoln National                                                                  $     2,713,838

                   33,400     Loews                                                                                   2,909,975

                   28,400     MBIA                                                                                    2,126,450

                  145,525     MBNA                                                                                    4,802,325

                   33,100     MGIC Investment                                                                         1,888,769

                   73,950     Marsh & McLennan                                                                        4,469,353

                   73,900     Mellon Bank                                                                             5,145,288

                   38,100     Mercantile Bancorp                                                                      1,919,288

                   96,700     Merrill Lynch & Co.                                                                     8,920,575

                   51,600     Morgan (J.P.)                                                                           6,043,650

                  171,967     Morgan Stanley, Dean Witter,

                                        Discover and Co.                                                             15,713,485

                   95,400     National City                                                                           6,773,400

                  272,971     NationsBank                                                                            20,882,282

                   32,400     Northern Trust                                                                          2,470,500

                  219,300     Norwest                                                                                 8,196,338

                   88,500     PNC Bank                                                                                4,762,406

                   21,000     Progressive                                                                             2,961,000

                   27,600     Providian Financial                                                                     2,168,325

                   12,300     Pulte                                                                                     367,463

                   31,700     Republic New York                                                                       1,995,119

                   48,800     SLM Holding                                                                             2,391,200

                   41,000     Safeco                                                                                  1,862,938

                   77,050     Schwab (Charles)                                                                        2,504,125

                   66,990     St. Paul Companies                                                                      2,817,767

                   46,700     State Street                                                                            3,245,650

                   51,100     Summit Bancorp                                                                          2,427,250

                   56,700     SunAmerica                                                                              3,256,706

                   61,200     SunTrust Banks                                                                          4,976,325

                   76,200     Synovus Financial                                                                       1,809,750

                   40,600     Torchmark                                                                               1,857,450

                   18,200     Transamerica                                                                            2,095,275

                  332,924     Travelers Group                                                                        20,183,518

                  213,815     U.S. Bancorp                                                                            9,194,045

                   40,300     UNUM                                                                                    2,236,650

                   59,800     Wachovia                                                                                5,053,100

                  112,065     Washington Mutual                                                                       4,867,823

                   25,200     Wells Fargo                                                                             9,298,800

                                                                                                               ________________

                                                                                                                    471,160,286

                                                                                                               ________________

                                   Mining And Metals--.6%

                   11,700     ASARCO                                                                                    260,325

                   66,000     Alcan Aluminium                                                                         1,823,250

                   50,100     Aluminum Co. of America                                                                 3,303,469

                   31,300 (a) Armco                                                                                     199,538

                  108,200     Barrick Gold                                                                            2,076,088

                   66,700     Battle Mountain Gold                                                                      396,031

                   37,100 (a) Bethlehem Steel                                                                           461,431

DREYFUS STOCK INDEX FUND
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                 JUNE 30, 1998 (UNAUDITED)

                  Shares     COMMON STOCKS (continued)                                                               Value

              ____________                                                                                      _______________

                                   Mining And Metals (continued)

                   27,100     Cyprus Amax Minerals                                                              $       359,075

                   56,100     Freeport-McMoRan
                                        Copper, Cl. B                                                                   852,019

                   61,300     Homestake Mining                                                                          635,988

                   48,500     Inco                                                                                      660,813

                   45,419     Newmont Mining                                                                          1,073,024

                   25,500     Nucor                                                                                   1,173,000

                   17,100     Phelps Dodge                                                                              977,906

                   71,700     Placer Dome                                                                               842,475

                   21,500     Reynolds Metals                                                                         1,202,656

                   25,000     USX-U.S. Steel                                                                            825,000

                   28,100     Worthington Industries                                                                    423,256

                                                                                                               ________________

                                                                                                                     17,545,344

                                                                                                               ________________

                              Transportation--1.1%

                   52,900 (a) AMR                                                                                     4,403,925

                   45,300     Burlington Northern
                                        Santa Fe                                                                      4,447,894

                   63,300     CSX                                                                                     2,880,150

                   21,700     Delta Air Lines                                                                         2,804,725

                   42,620 (a) FDX                                                                                     2,674,405

                   95,400     Laidlaw                                                                                 1,162,688

                  109,500     Norfolk Southern                                                                        3,264,469

                   64,100     Southwest Airlines                                                                      1,898,963

                   71,800     Union Pacific                                                                           3,168,175

                   26,500 (a) USAir Group                                                                             2,100,125

                                                                                                               ________________

                                                                                                                     28,805,519

                                                                                                               ________________

                              Utilities--8.8%

                  471,500     AT&T                                                                                   26,934,438

                   79,200     ALLTEL                                                                                  3,682,800

                  163,800 (a) Airtouch Communications                                                                 9,572,063

                   39,800     Ameren                                                                                  1,582,050

                   55,000     American Electric Power                                                                 2,495,625

                  317,700     Ameritech                                                                              14,256,788

                   42,900     Baltimore Gas & Electric                                                                1,332,581

                  450,960     Bell Atlantic                                                                          20,575,050

                  287,900     BellSouth                                                                              19,325,288

                   45,800     CINergy                                                                                 1,603,000

                   43,600     Carolina Power & Light                                                                  1,891,150

                   61,600     Central & Southwest                                                                     1,655,500

                   68,200     Consolidated Edison                                                                     3,141,463

                   42,100     DTE Energy                                                                              1,699,788

                   56,200     Dominion Resources                                                                      2,290,150

                  104,509     Duke Power                                                                              6,192,158

                  110,700     Edison International                                                                    3,272,569

                   70,800     Entergy                                                                                 2,035,500

                   52,800     FPL Group                                                                               3,326,400

                                   Utilities (continued)

                   66,900     FirstEnergy                                                                       $     2,057,175

                   47,700     Frontier                                                                                1,502,550

                   36,800     GPU                                                                                     1,391,500

                  278,000     GTE                                                                                    15,463,750

                   82,039     Houston Industries                                                                      2,532,954

                  202,200     MCI Communications                                                                     11,752,875

                   76,300 (a) NEXTEL Communications,
                                        Cl. A                                                                         1,897,963

                   54,200 (a) Niagara Mohawk Power                                                                      809,613

                   43,200     Northern States Power                                                                   1,236,600

                  110,600     PG&E                                                                                    3,490,813

                   48,200     PP&L Resources                                                                          1,093,538

                   64,600     PECO Energy                                                                             1,885,513

                   86,100     PacifiCorp                                                                              1,948,013

                   67,300     Public Service Enterprise

                                        Group                                                                         2,317,644

                  532,178     SBC Communications                                                                     21,287,120

                  200,300     Southern                                                                                5,545,806

                  124,800     Sprint                                                                                  8,798,400

                   81,330     Texas Utilities                                                                         3,385,361

                  144,766     US West                                                                                 6,804,002

                   62,800     UniCom                                                                                  2,201,925

                  294,100 (a) WorldCom                                                                               14,245,469

                                                                                                               ________________

                                                                                                                    238,512,945

                                                                                                               ________________

                                   TOTAL COMMON STOCKS

                                        (cost $1,856,693,335)                                                    $2,603,794,669
                                                                                                               ================





                     Principal     SHORT-TERM
                      Amount          INVESTMENTS--4.1%
                  ____________

                                   U.S. Treasury Bills:
                   $20,025,000 (b) 4.89%, 7/30/1998                                                             $    19,949,706

                    64,107,000 (b) 4.88%, 9/17/1998                                                                  63,428,748

                     6,965,000     4.95%, 10/1/1998                                                                   6,876,475

                    18,622,000     4.97%, 10/8/1998                                                                  18,367,437

                                                                                                                _______________

                                   TOTAL SHORT-TERM
                                     INVESTMENTS

                                     (cost $108,618,848)                                                        $    108,622,366

                                                                                                                ================


TOTAL INVESTMENTS

     (cost $1,965,312,183)                                                                                100.1%  $2,712,417,035

                                                                                                          ======  ==============


LIABILITIES, LESS CASH

     AND RECEIVABLES                                                        .                               (.1%) $   (2,317,913)

                                                                                                          ======  ==============


NET ASSETS                                                                                                100.0%  $2,710,099,122

                                                                                                          ======  ==============

DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.

(b) Partially held by the custodian in a segregated account as collateral for open financial futures positions.



STATEMENT OF FINANCIAL FUTURES                      JUNE 30, 1998 (UNAUDITED)

                                                                            Market Value                          Unrealized
                                                                               Covered                            Apreciation

Financial Futures Purchased                                 Contracts       by Contracts        Expiration        at 6/30/98
_________________________                                  ___________     ______________     ______________     ____________
Standard & Poor's 500                                          384          $109,728,000       September '98      $1,482,378

                                                                                                                 ============


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                 JUNE 30, 1998 (UNAUDITED)

                                                                                                   Cost              Value
                                                                                               ______________    ______________
ASSETS:                          Investments in securities--See Statement of Investments       $1,965,312,183    $2,712,417,035

                                 Cash                                                                                 5,717,878

                                 Dividends receivable                                                                 2,527,794

                                 Receivable for investment securities sold                                              400,107

                                 Prepaid expenses                                                                        12,595

                                                                                                                _______________

                                                                                                                  2,721,075,409

                                                                                                                _______________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                          522,910

                                 Payable for investment securities purchased                                          9,476,868

                                 Payable for futures variation margin--Note 4(a)                                        754,714

                                 Accrued expenses                                                                       221,795

                                                                                                                _______________

                                                                                                                     10,976,287

                                                                                                                _______________

NET ASSETS                                                                                                       $2,710,099,122

                                                                                                                ===============


REPRESENTED BY:                  Paid-in capital                                                                 $1,951,240,610

                                 Accumulated distributions in excess of

                                   investment income--net                                                              (105,997)

                                 Accumulated net realized gain (loss) on investments                                 10,377,279

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments (including $1,482,378 net unrealized

                                   appreciation on financial futures)--Note 4(b)                                    748,587,230

                                                                                                                _______________

NET ASSETS                                                                                                       $2,710,099,122

                                                                                                                ===============
SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)                                                      90,263,243

NET ASSET VALUE, offering and redemption price per share                                                                 $30.02

                                                                                                                        =======


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS            SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME:             Cash dividends (net of $114,297 foreign taxes

                                    withheld at source)                                         $  16,481,168

                                 Interest                                                           2,463,823

                                                                                                _____________

                                        Total Income                                                              $  18,944,991

EXPENSES:                        Management fee--Note 3(a)                                          2,808,575

                                 Registration fees                                                    147,973

                                 Professional fees                                                     32,291

                                 Prospectus and shareholders' reports                                  31,901

                                 Directors' fees and expenses--Note 3(c)                               20,589

                                 Loan commitment fees--Note 2                                           7,949

                                 Miscellaneous                                                         11,129

                                                                                                _____________

                                        Total Expenses                                                                3,060,407

                                                                                                                  _____________

INVESTMENT INCOME--NET                                                                                               15,884,584

                                                                                                                  _____________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments                       $    2,557,340

                                 Net realized gain (loss) on financial futures                      8,883,341

                                                                                                _____________

                                        Net Realized Gain (Loss)                                                     11,440,681

                                 Net unrealized appreciation (depreciation) on investments

                                    (including $1,503,828 net unrealized appreciation

                                    on financial futures)                                                           332,852,143

                                                                                                                  _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                              344,292,824

                                                                                                                  _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               $360,177,408

                                                                                                                  =============


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Six Months Ended

                                                                                        June 30, 1998          Year Ended
                                                                                         (Unaudited)        December 31, 1997
                                                                                      _________________     _________________
OPERATIONS:

  Investment income--net                                                                $    15,884,584      $     22,750,609

  Net realized gain (loss) on investments                                                    11,440,681            31,107,216

  Net unrealized appreciation (depreciation) on investments                                 332,852,143           301,610,317

                                                                                        _______________       _______________

    Net Increase (Decrease) in Net Assets Resulting from Operations                         360,177,408           355,468,142

                                                                                        _______________       _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net                                                                    (16,353,850)          (22,484,033)

  Net realized gain on investments                                                           (4,024,845)          (52,209,539)

                                                                                        _______________       _______________

    Total Dividends                                                                         (20,378,695)          (74,693,572)

                                                                                        _______________       _______________

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold                                                             723,465,744           968,080,279

  Dividends reinvested                                                                       20,378,697            74,693,572

  Cost of shares redeemed                                                                  (242,216,513)         (268,834,713)

                                                                                         ______________       _______________

    Increase (Decrease) in Net Assets from Capital Stock Transactions                       501,627,928           773,939,138

                                                                                         ______________       _______________

       Total Increase (Decrease) in Net Assets                                              841,426,641         1,054,713,708

NET ASSETS:

  Beginning of Period                                                                     1,868,672,481           813,958,773

                                                                                         ______________       _______________

  End of Period                                                                          $2,710,099,122        $1,868,672,481

                                                                                         ==============       ===============


Undistributed investment income (Distributions in excess of investment income)--net      $     (105,997)       $      363,269

                                                                                         ______________       _______________

                                                                                            Shares                Shares

                                                                                         ______________       _______________

CAPITAL SHARE TRANSACTIONS:

  Shares sold                                                                                25,534,315            40,703,214

  Shares issued for dividends reinvested                                                        685,490             2,981,897

  Shares redeemed                                                                            (8,530,817)          (11,239,469)

                                                                                         ______________       _______________

    Net Increase (Decrease) in Shares Outstanding                                            17,688,988            32,445,642

                                                                                         ==============       ===============

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                       Six Months Ended
                                                         June 30, 1998                  Year Ended December 31,

                                                                         ______________________________________________________

PER SHARE DATA:                                           (Unaudited)     1997       1996        1995        1994       1993
                                                          __________     ______     ______      ______      ______     ______
   Net asset value, beginning of period                     $25.75       $20.28     $17.20      $12.94      $13.20     $15.32

                                                            ______       ______     ______      ______      ______     ______

   Investment Operations:

   Investment income--net                                     .18          .37         .39        .33         .32         .37

   Net realized and unrealized gain (loss)

       on investments                                        4.32         6.26        3.43       4.39        (.21)       1.04

                                                           ______        ______     ______      ______      ______     ______

   Total from Investment Operations                          4.50         6.63        3.82       4.72         .11        1.41

                                                           ______        ______     ______      ______      ______     ______

   Distributions:

   Dividends from investment income--net                     (.19)        (.37)       (.39)      (.33)       (.31)       (.34)

   Dividends in excess of investment income--net               --           --          --         --          --        (.03)

   Dividends from net realized gain on investments           (.04)        (.79)       (.35)      (.13)         --       (3.00)

   Dividends in excess of net realized gain

       on investments                                          --           --          --         --        (.06)       (.16)

                                                           ______        ______     ______      ______      ______     ______

   Total Distributions                                       (.23)       (1.16)       (.74)      (.46)       (.37)      (3.53)

                                                           ______        ______     ______      ______      ______     ______

   Net asset value, end of period                          $30.02       $25.75      $20.28     $17.20      $12.94      $13.20

                                                           ======       ======      ======      ======      ======     ======


TOTAL INVESTMENT RETURN                                     17.51%*      32.96%      22.54%     36.78%        .88%       9.33%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets                    .13%*        .28%        .30%       .39%        .40%        .40%

   Ratio of net investment income

       to average net assets                                  .69%*       1.66%       2.24%      2.38%       2.57%       2.38%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager                      --           --          --        .03%        .16%        .27%

   Portfolio Turnover Rate                                    .55%*       3.53%      10.92%     11.95%       2.82%      71.71%

   Net Assets, end of period (000's Omitted)           $2,710,099   $1,868,672    $813,959   $312,686     $96,806     $61,319
-----------------------------

*  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Stock Index Fund (the "Fund" ) is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The Fund' s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund' s manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the Fund' s index manager. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold without a sales charge.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the
accrual    basis.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 1998, the Fund did not borrow under the Facility.

DREYFUS STOCK INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .245 of 1% of the value of the Fund' s average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity a monthly fee at the annual rate of .095 of 1% of the value of the Fund's average daily net assets. Dreyfus has undertaken from January 1, 1998 until such a time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the Fund's aggregate expenses (exclusive of brokerage commissions, transaction fees, commitment fees and extraordinary expenses) exceed an annual rate of .40 of 1% of the value of the Fund's average daily net assets, the Fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended June 30, 1998, there was no expense reimbursement pursuant to the Investment Advisory Agreement.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses with respect to servicing and/or maintaining shareholder accounts.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended June 30, 1998, the Fund was charged $213 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  (A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 1998 amounted to $461,251,750 and $12,153,964, respectively.

  The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 1998 are set forth in the Statement of Financial Futures.

  (B) At June 30, 1998, accumulated net unrealized appreciation on investments and financial futures was $748,587,230, consisting of $776,017,971 gross unrealized appreciation and $27,430,741 gross unrealized depreciation.

  At June 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


[reg.tm]

[reg.tm]

DREYFUS STOCK INDEX FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

INDEX FUND MANAGER

Mellon Equity Associates

500 Grant Street

Pittsburgh, PA 15258

CUSTODIAN

Boston Safe Deposit and Trust Company

One Boston Place

Boston, MA 02108

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940






Printed in U.S.A.                                              763SA986

Stock Index Fund

Semi-Annual

Report

June 30, 1998